Goodwill	12 Months Ended
Dec. 31, 2012
Goodwill, Impaired [Abstract]
GOODWILL
8.	GOODWILL

Goodwill represents the excess of the cost of acquiring CTI and CTSAS in 2008 and CSP and CTS in 2011 over the net fair value assigned to the assets acquired and liabilities assumed in those acquisitions, net of adjustments and impairment losses. Changes in the carrying amount of goodwill consist of the following (all amounts in thousands):

Balance on December 31, 2010 (1)	$51,244
Goodwill acquired as part of the acquisition of CSP	2,978
Goodwill acquired as part of the acquisition of CTS	1,107
Balance on December 31, 2011 (2)	55,329
Impairment loss (see Notes 4 and 25)	(47,088)
Adjustment to CTS goodwill due to the current period reduction of its deferred tax liability associated with the current period impairment of identified intangible assets (see Note 4)	(183)
Finalization of the fair value determination of contingent consideration in the CTS acquisition (3)	166
Finalization of the CTS acquisition-related deferred tax liability (3)	(64)
Balance on December 31, 2012 (4)	$8,160

(1)	Gross amount of goodwill was $63,700,000 as of December 31, 2010. Accumulated impairment losses were $12,456,000 as of December 31, 2010.

(2)	Gross amount of goodwill was $67,785,000 as of December 31, 2011. Accumulated impairment losses were $12,456,000 as of December 31, 2011.

(3)	On December 22, 2011, CTI entered into a Stock Purchase Agreement (“SPA”) with CTS and the sole stockholder of CTS. A portion of the consideration paid to the sellers of CTS is contingent upon the financial performance of the acquired business during the combined calendar years 2012 and 2013 (see Note 3). The initial accounting for that contingent consideration liability was not complete as of December 31, 2011 since the fair value determination of that liability had not yet been finalized. The finalization of this accounting during 2012 resulted in a $166,000 increase in both CTS’ goodwill asset and contingent consideration liability. Additionally, the initial accounting for the CTS acquisition-related deferred tax liability had not yet been finalized as of December 31, 2011. The finalization of this accounting during 2012 resulted in a $64,000 decrease in both CTS’s goodwill asset and deferred tax liability.

(4)	Gross amount of goodwill was $67,704,000 as of December 31, 2012. Accumulated impairment losses were $59,544,000 as of December 31, 2012.